Schedule of Investments (unaudited) July 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 60.0%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49	$800	$826,442
Series 2017-BNK3, Class A3, 3.31%, 02/15/50	1,365	1,428,131
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	1,062,938
Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	1,000	1,042,798
Bank
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	300	313,809
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	1,000	1,040,232
Series 2019-BNK16, Class A4, 4.01%, 02/15/52	1,750	1,935,554
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	1,000	1,068,150
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	600	640,404
BBCMS Mortgage Trust
Series 2017-C1, Class A2, 3.19%, 02/15/50	1,215	1,234,928
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,250	1,405,014
Series 2018-C2, Class C, 4.97%, 12/15/51(a)	250	273,862
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.57%, 01/15/51	750	776,271
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	1,542	1,652,841
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	535,022
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,000	1,065,589
Series 2018-B2, Class A5, 3.88%, 02/15/51	750	817,053
Series 2018-B2, Class AS, 4.08%, 02/15/51	1,000	1,086,381
Series 2018-B2, Class C, 4.20%, 02/15/51(a)	500	533,687
Series 2018-B3, Class A5, 4.03%, 04/10/51	1,000	1,099,754
Series 2018-B4, Class A2, 3.98%, 07/15/51	500	527,848
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	750	829,524
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	505,025
Series 2018-B4, Class C, 4.56%, 07/15/51(a)	400	435,896
Series 2018-B5, Class A4, 4.21%, 07/15/51	500	557,160
Series 2018-B5, Class AS, 4.42%, 07/15/51(a)	1,000	1,115,612
Series 2018-B5, Class B, 4.57%, 07/15/51	500	555,123
Series 2018-B6, Class A4, 4.26%, 10/10/51	1,000	1,120,171
Series 2018-B7, Class B, 4.86%, 05/15/53(a)	400	457,743
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	646,294
Series 2019-B11, Class B, 3.96%, 05/15/52(a)	500	534,503
Series 2019-B9, Class A4, 3.75%, 03/15/52	1,000	1,080,433
Series 2019-B9, Class A5, 4.02%, 03/15/52	1,000	1,103,652
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	281,124
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,000	1,059,822
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2, 3.04%, 11/10/49	400	404,480
Series 2017-CD3, Class A4, 3.63%, 02/10/50	230	245,877
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	791,939
Series 2017-CD3, Class C, 4.56%, 02/10/50(a)	300	323,419
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/11/27)	750	790,739
Series 2017-CD6, Class C, 4.27%, 11/13/50(a)	500	529,348
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	500	535,256
Series 2017-C8, Class A4, 3.57%, 06/15/50	1,000	1,057,513
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	802,787
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%, 09/10/45	291	295,715
Series 2013-GC11, Class A3, 2.82%, 04/10/46	848	860,136
Series 2013-GC11, Class AS, 3.42%, 04/10/46	100	103,115

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-GC15, Class A4, 4.37%, 09/10/46(a)	$750	$806,071
Series 2014-GC19, Class A4, 4.02%, 03/10/47	500	533,339
Series 2014-GC21, Class A5, 3.86%, 05/10/47	500	531,027
Series 2014-GC23, Class A4, 3.62%, 07/10/47	750	790,024
Series 2014-GC23, Class AS, 3.86%, 07/10/47	250	263,189
Series 2014-GC23, Class C, 4.44%, 07/10/47(a)	250	259,685
Series 2014-GC25, Class AS, 4.02%, 10/10/47	750	794,608
Series 2014-GC25, Class B, 4.35%, 10/10/47(a)	100	105,890
Series 2015-GC27, Class A5, 3.14%, 02/10/48	750	774,262
Series 2015-GC27, Class AS, 3.57%, 02/10/48	250	259,597
Series 2015-GC29, Class C, 4.14%, 04/10/48(a)	250	258,461
Series 2015-GC31, Class A4, 3.76%, 06/10/48	750	800,164
Series 2015-GC33, Class A4, 3.78%, 09/10/58	1,500	1,604,048
Series 2015-GC35, Class A4, 3.82%, 11/10/48	1,000	1,071,568
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	500	521,760
Series 2016-C1, Class A4, 3.21%, 05/10/49	650	675,277
Series 2016-C2, Class A4, 2.83%, 08/10/49	1,000	1,015,107
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,022,099
Series 2016-P6, Class A2, 3.04%, 12/10/49	250	252,969
Series 2016-P6, Class AS, 4.03%, 12/10/49(a)	1,000	1,074,907
Series 2017-P7, Class A4, 3.71%, 04/14/50	250	268,336
Series 2017-P8, Class AS, 3.79%, 09/15/50(a)	750	797,589
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	658,953
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,000	1,134,614
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	234	239,772
Series 2012-CR3, Class A3, 2.82%, 10/15/45	147	148,202
Series 2012-CR5, Class A4, 2.77%, 12/10/45	1,680	1,698,177
Series 2012-LC4, Class AM, 4.06%, 12/10/44	150	154,660
Series 2012-LC4, Class C, 5.54%, 12/10/44(a)	200	207,692
Series 2013-CR11, Class AM, 4.72%, 08/10/50(a)	250	267,212
Series 2013-CR12, Class A4, 4.05%, 10/10/46	800	849,262
Series 2013-CR13, Class A4, 4.19%, 11/10/46(a)	1,000	1,069,651
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	363	364,216
Series 2013-CR8, Class A4, 3.33%, 06/10/46	636	653,573
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	500	521,065
Series 2013-CR9, Class A4, 4.23%, 07/10/45(a)	700	746,284
Series 2013-LC6, Class AM, 3.28%, 01/10/46	100	102,295
Series 2013-LC6, Class ASB, 2.48%, 01/10/46	209	209,296
Series 2013-LC6, Class B, 3.74%, 01/10/46	430	441,467
Series 2014-CR15, Class A4, 4.07%, 02/10/47(a)	400	427,104
Series 2014-CR16, Class A4, 4.05%, 04/10/47	500	533,605
Series 2014-CR16, Class ASB, 3.65%, 04/10/47	205	210,413
Series 2014-CR17, Class B, 4.38%, 05/10/47	292	307,524
Series 2014-CR18, Class AM, 4.10%, 07/15/47	300	317,484
Series 2014-CR19, Class A5, 3.80%, 08/10/47	438	465,342
Series 2014-CR19, Class B, 4.70%, 08/10/47(a)	850	918,321
Series 2014-CR20, Class AM, 3.94%, 11/10/47	250	263,901
Series 2014-LC15, Class A4, 4.01%, 04/10/47	945	1,006,249
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	720,860
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	250	265,468
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	750	795,296
Series 2014-UBS3, Class C, 4.75%, 06/10/47(a)	150	155,559
Series 2014-UBS4, Class A4, 3.42%, 08/10/47	250	261,170
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	500	527,977
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	500	526,997
Series 2014-UBS4, Class B, 4.35%, 08/10/47	250	262,386
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/06/24)	665	708,299
Series 2014-UBS6, Class A5, 3.64%, 12/10/47	500	528,027

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR22, Class A5, 3.31%, 03/10/48	$500	$520,420
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	208,550
Series 2015-CR22, Class C, 4.12%, 03/10/48(a)	300	314,313
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	525,577
Series 2015-CR24, Class B, 4.38%, 08/10/48(a)	250	267,889
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	200	182,787
Series 2015-CR25, Class A4, 3.76%, 08/10/48	750	800,520
Series 2015-CR25, Class ASB, 3.54%, 08/10/48	1,000	1,034,471
Series 2015-CR25, Class B, 4.54%, 08/10/48(a)	300	319,232
Series 2015-CR26, Class A4, 3.63%, 10/10/48	898	951,794
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	780,237
Series 2015-DC1, Class B, 4.04%, 02/10/48(a)	500	518,250
Series 2015-DC1, Class C, 4.34%, 02/10/48(a)	250	257,674
Series 2015-LC21, Class A4, 3.71%, 07/10/48	500	531,435
Series 2015-PC1, Class A2, 3.15%, 07/10/50	133	133,071
Series 2015-PC1, Class A5, 3.90%, 07/10/50	850	908,293
Series 2015-PC1, Class ASB, 3.61%, 07/10/50	200	207,187
Series 2016-DC2, Class A4, 3.50%, 02/10/49	603	635,484
Series 2016-DC2, Class A5, 3.77%, 02/10/49	1,000	1,069,497
Series 2016-DC2, Class AM, 4.24%, 02/10/49	750	808,884
Series 2016-DC2, Class ASB, 3.55%, 02/10/49	1,000	1,041,964
Series 2016-DC2, Class C, 4.64%, 02/10/49(a)	250	258,160
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,061,250
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	833,204
Series 2018-COR3, Class B, 4.51%, 05/10/51(a)	500	556,906
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class A4, 4.24%, 02/10/47(a)	425	455,761
Series 2014-CR14, Class C, 4.64%, 02/10/47(a)	200	208,202
Series 2016-CR28, Class A4, 3.76%, 02/10/49	1,000	1,068,434
Series 2017-COR2, Class C, 4.56%, 09/10/50(a)	750	809,025
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	524,742
Series 2015-C2, Class A4, 3.50%, 06/15/57	500	524,922
Series 2015-C2, Class AS, 3.85%, 06/15/57(a)	700	733,179
Series 2015-C3, Class A4, 3.72%, 08/15/48	650	690,271
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,000	1,052,453
Series 2015-C4, Class D, 3.58%, 11/15/48(a)	250	241,717
Series 2016-C5, Class C, 4.54%, 11/15/48(a)	750	793,449
Series 2016-C6, Class C, 4.75%, 01/15/49(a)	350	378,062
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,050,147
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	1,093,773
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,588,968
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49	1,000	1,041,772
Series 2016-C1, Class ASB, 3.04%, 05/10/49	500	512,367
Series 2016-C1, Class B, 4.20%, 05/10/49(a)	500	531,226
Series 2016-C1, Class C, 3.34%, 05/10/49(a)	468	466,027
Series 2016-C3, Class A5, 2.89%, 08/10/49	2,100	2,142,033
Series 2017-C6, Class A3, 3.27%, 06/10/50	750	775,973
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	560	568,944
Series 2013-GC10, Class A5, 2.94%, 02/10/46	400	407,381
GS Mortgage Securities Trust
Series 2011-GC5, Class A3, 3.82%, 08/10/44	45	45,981
Series 2012-GC6, Class AAB, 3.31%, 01/10/45	67	67,419
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	100	103,995
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45	200	203,591
Series 2013-GC12, Class AS, 3.38%, 06/10/46	300	307,910
Series 2013-GC12, Class B, 3.78%, 06/10/46(a)	115	118,320

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-GC14, Class A5, 4.24%, 08/10/46	$550	$587,191
Series 2013-GC16, Class A4, 4.27%, 11/10/46	500	536,538
Series 2013-GC16, Class AS, 4.65%, 11/10/46	150	162,637
Series 2013-GC16, Class C, 5.31%, 11/10/46(a)	100	108,918
Series 2014-GC18, Class A4, 4.07%, 01/10/47	300	319,564
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	426,311
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	257,259
Series 2014-GC20, Class C, 4.97%, 04/10/47(a)	500	519,774
Series 2014-GC22, Class AS, 4.11%, 06/10/47	250	263,978
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	600	619,093
Series 2014-GC26, Class A5, 3.63%, 11/10/47	750	792,199
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	462	472,697
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/06/25)(a)	500	524,751
Series 2015-GC32, Class A3, 3.50%, 07/10/48	600	634,472
Series 2015-GC34, Class A4, 3.51%, 10/10/48	1,500	1,580,536
Series 2015-GS1, Class D, 3.27%, 11/10/48	415	364,722
Series 2016-GS2, Class A4, 3.05%, 05/10/49	500	514,200
Series 2016-GS3, Class A4, 2.85%, 10/10/49	500	508,799
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,000	1,037,653
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	528,470
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	1,000	1,094,467
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.04%, 07/15/45(a)	500	526,383
Series 2013-C12, Class D, 4.10%, 07/15/45(a)	50	49,137
Series 2013-C14, Class B, 4.70%, 08/15/46(a)	500	533,901
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	680	723,122
Series 2013-C14, Class AS, 4.41%, 08/15/46(a)	150	159,493
Series 2013-C15, Class A5, 4.13%, 11/15/45	500	533,001
Series 2013-C15, Class B, 4.93%, 11/15/45(a)	200	216,462
Series 2013-C15, Class C, 5.20%, 11/15/45(a)	110	118,655
Series 2013-C17, Class A4, 4.20%, 01/15/47	490	524,619
Series 2013-C17, Class C, 4.89%, 01/15/47(a)	100	106,999
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,400	1,493,605
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/11/24)(a)	200	213,957
Series 2014-C18, Class ASB, 3.57%, 02/15/47	448	458,361
Series 2014-C18, Class B, 4.81%, 02/15/47 (Call 02/11/24)(a)	225	242,258
Series 2014-C19, Class C, 4.70%, 04/15/47(a)	200	210,864
Series 2014-C21, Class A4, 3.49%, 08/15/47	833	865,431
Series 2014-C21, Class A5, 3.77%, 08/15/47	500	529,315
Series 2014-C21, Class ASB, 3.43%, 08/15/47	383	391,512
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	750	796,107
Series 2014-C22, Class ASB, 3.50%, 09/15/47 (Call 04/15/24)	989	1,014,994
Series 2014-C22, Class C, 4.56%, 09/15/47 (Call 08/15/24)(a)	200	204,212
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	1,900	2,028,772
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	350	361,187
Series 2014-C24, Class A3, 3.10%, 11/15/47	500	502,325
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	185	195,522
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	518,892
Series 2015-C28, Class A3, 2.91%, 10/15/48	750	762,773
Series 2015-C28, Class A4, 3.23%, 10/15/48	750	777,065

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C28, Class ASB, 3.04%, 10/15/48	$500	$508,635
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	515	528,352
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	262,552
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,090	1,166,330
Series 2015-C32, Class A2, 2.82%, 11/15/48	500	500,665
Series 2016-C1, Class A5, 3.58%, 03/15/49	750	795,721
Series 2016-C1, Class B, 4.74%, 03/15/49(a)	450	492,135
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	258,885
Series 2017-JP5, Class A5, 3.72%, 03/15/50	800	858,386
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	692,461
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	317,402
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	421,647
Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,055,293
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,261,974
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49	1,000	1,035,633
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/11/26)(a)	750	790,259
Series 2016-C4, Class A3, 3.14%, 12/15/49	1,500	1,551,353
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,177,026
Series 2017-C7, Class A5, 3.41%, 10/15/50	1,050	1,108,901
Series 2018-C8, Class A2, 4.03%, 06/15/51	1,000	1,053,277
Series 2018-C8, Class A4, 4.21%, 06/15/51	1,000	1,111,429
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	259	266,720
Series 2012-C6, Class A3, 3.51%, 05/15/45	229	235,417
Series 2012-C8, Class A3, 2.83%, 10/15/45	981	993,252
Series 2012-C8, Class ASB, 2.38%, 10/15/45	191	190,145
Series 2012-LC9, Class A5, 2.84%, 12/15/47	1,605	1,626,114
Series 2013-C10, Class A5, 3.14%, 12/15/47	598	612,238
Series 2013-C10, Class AS, 3.37%, 12/15/47	100	102,141
Series 2013-C10, Class ASB, 2.70%, 12/15/47	69	69,795
Series 2013-C10, Class B, 3.67%, 12/15/47(a)	100	102,783
Series 2013-C10, Class C, 4.12%, 12/15/47(a)	200	206,576
Series 2013-C13, Class A4, 3.99%, 01/15/46(a)	222	233,429
Series 2013-C13, Class ASB, 3.41%, 01/15/46	38	38,765
Series 2013-C16, Class A3, 3.88%, 12/15/46	1,000	1,057,181
Series 2013-C16, Class ASB, 3.67%, 12/15/46	331	339,430
Series 2013-LC11, Class A5, 2.96%, 04/15/46	500	509,028
Series 2013-LC11, Class C, 3.96%, 04/15/46(a)	100	101,882
Series 2014-C20, Class A5, 3.80%, 07/15/47	500	530,003
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/11/24)(a)	100	105,818
Series 2015-JP1, Class A2, 3.14%, 01/15/49	600	603,607
Series 2015-JP1, Class A5, 3.91%, 01/15/49	800	862,766
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/11/26)	700	706,691
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,165,771
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45	764	775,391
Series 2012-C6, Class AS, 3.48%, 11/15/45	500	511,947
Series 2013-C07, Class AAB, 2.47%, 02/15/46	106	106,044
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	197	201,730
Series 2013-C11, Class A3, 3.96%, 08/15/46	479	505,103
Series 2013-C13, Class A4, 4.04%, 11/15/46	600	635,896
Series 2013-C13, Class C, 4.91%, 11/15/46(a)	230	242,877
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/11/23)	621	633,039
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/11/23)	200	204,645

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C8, Class B, 3.56%, 12/15/48(a)	$200	$204,510
Series 2013-C9, Class A4, 3.10%, 05/15/46	500	512,088
Series 2013-C9, Class AAB, 2.66%, 05/15/46	226	227,238
Series 2014-C14, Class AS, 4.38%, 02/15/47(a)	200	213,490
Series 2014-C14, Class B, 4.75%, 02/15/47(a)	200	215,546
Series 2014-C15, Class A4, 4.05%, 04/15/47	1,000	1,067,085
Series 2014-C15, Class ASB, 3.65%, 04/15/47	237	244,097
Series 2014-C16, Class A5, 3.89%, 06/15/47	500	531,395
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/11/24)	750	792,311
Series 2014-C18, Class A3, 3.65%, 10/15/47	500	524,077
Series 2014-C19, Class A4, 3.53%, 12/15/47	1,275	1,340,615
Series 2015-C20, Class A4, 3.25%, 02/15/48	800	830,029
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	517,847
Series 2015-C21, Class A4, 3.34%, 03/15/48	800	832,856
Series 2015-C22, Class C, 4.24%, 04/15/48(a)	250	259,799
Series 2015-C23, Class A3, 3.45%, 07/15/50	750	785,850
Series 2015-C24, Class A3, 3.48%, 05/15/48	375	393,978
Series 2015-C24, Class A4, 3.73%, 05/15/48	950	1,011,826
Series 2015-C25, Class ASB, 3.38%, 10/15/48	628	648,254
Series 2016-C29, Class A4, 3.33%, 05/15/49	1,000	1,042,884
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	507,509
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	1,071,011
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,000	1,063,844
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	1,060,366
Series 2017-C34, Class AS, 3.86%, 11/15/52	500	536,910
Morgan Stanley Capital I Trust
Series 2011-C3, Class A4, 4.12%, 07/15/49	715	729,838
Series 2012-C4, Class A4, 3.24%, 03/15/45	700	713,003
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	533,616
Series 2015-UBS8, Class A, 4.11%, 12/15/48	250	266,341
Series 2016-BNK2, Class A4, 3.05%, 11/15/49	1,250	1,287,035
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	1,060,542
Series 2018-H3, Class A5, 4.18%, 07/15/51	1,000	1,109,778
Series 2019-L2, Class A4, 4.07%, 03/15/52	1,000	1,105,696
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48	1,000	1,023,798
UBS Commercial Mortgage Trust
Series 2012-C1, Class B, 4.82%, 05/10/45	150	157,543
Series 2017-C1, Class A2, 2.98%, 06/15/50	666	672,853
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	534,534
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	1,070,823
Series 2018-C12, Class A2, 4.15%, 08/15/51	1,000	1,062,689
Series 2018-C12, Class ASB, 4.19%, 08/15/51	1,000	1,094,785
Series 2018-C8, Class A4, 3.98%, 02/15/51	750	819,168
Series 2019-C16, Class AS, 3.89%, 04/15/52	500	531,383
Series 2019-C16, Class ASB, 3.46%, 04/15/52	1,395	1,471,992
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49	650	662,222
Series 2012-C4, Class A5, 2.85%, 12/10/45	250	253,327
Series 2012-C4, Class AAB, 2.46%, 12/10/45	214	214,024
Series 2013-C6, Class A4, 3.24%, 04/10/46	677	696,502
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 01/10/45	331	337,818
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45	1,233	1,252,540
Series 2012-LC5, Class AS, 3.54%, 10/15/45	200	204,679
Series 2012-LC5, Class B, 4.14%, 10/15/45	300	312,443
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	650	692,100
Series 2013-LC12, Class AS, 4.29%, 07/15/46(a)	473	498,920

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-LC12, Class C, 4.29%, 07/15/46(a)	$100	$101,770
Series 2015-C27, Class B, 4.14%, 02/15/48(a)	330	344,764
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	527,265
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	262,829
Series 2015-C30, Class A4, 3.66%, 09/15/58	817	867,310
Series 2015-C31, Class A4, 3.70%, 11/15/48	500	532,440
Series 2015-C31, Class C, 4.61%, 11/15/48 (Call 11/11/25)(a)	450	474,953
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	607,931
Series 2015-LC22, Class A4, 3.84%, 09/15/58	1,000	1,072,419
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)	750	800,436
Series 2015-SG1, Class A4, 3.79%, 09/15/48	1,000	1,066,177
Series 2015-SG1, Class D, 4.47%, 09/15/48(a)	200	178,477
Series 2016-C32, Class ASB, 3.32%, 01/15/59	1,100	1,139,055
Series 2016-C34, Class A2, 2.60%, 06/15/49	500	500,042
Series 2016-C34, Class A4, 3.10%, 06/15/49	1,000	1,028,224
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/11/26)	500	515,548
Series 2016-C37, Class A2, 3.10%, 12/15/49	1,315	1,331,294
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	518,743
Series 2017-C38, Class A2, 3.04%, 07/15/50	500	507,870
Series 2017-C38, Class A4, 3.19%, 07/15/50	500	517,877
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	1,052,138
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,329,500
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	527,902
Series 2018-C44, Class A5, 4.21%, 05/15/51	1,000	1,109,710
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	385,457
Series 2018-C48, Class A5, 4.30%, 01/15/52	1,000	1,123,800
Series 2019-C49, Class A5, 4.02%, 03/15/52	1,150	1,269,876
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3, 2.88%, 12/15/45	200	203,044
Series 2012-C10, Class AS, 3.24%, 12/15/45	250	252,737
Series 2012-C6, Class AS, 3.84%, 04/15/45	145	149,115
Series 2012-C7, Class A2, 3.43%, 06/15/45	500	513,448
Series 2012-C8, Class A3, 3.00%, 08/15/45	360	366,075
Series 2012-C8, Class ASB, 2.56%, 08/15/45	234	234,184
Series 2012-C9, Class A3, 2.87%, 11/15/45	175	176,815
Series 2012-C9, Class C, 4.54%, 11/15/45(a)	150	155,540
Series 2013-C13, Class C, 3.91%, 05/15/45(a)	110	110,166
Series 2013-C14, Class B, 3.84%, 06/15/46(a)	500	510,353
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	750	795,444
Series 2013-C17, Class A3, 3.75%, 12/15/46	1,000	1,049,004
Series 2013-C17, Class ASB, 3.56%, 12/15/46	653	668,690
Series 2013-C18, Class A4, 3.90%, 12/15/46	600	632,869
Series 2013-UBS1, Class A4, 4.08%, 03/15/46(a)	800	853,106
Series 2014-C19, Class A4, 3.83%, 03/15/47	300	316,835
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/01/24)(a)	300	318,470
Series 2014-C20, Class A5, 4.00%, 05/15/47	200	213,445
Series 2014-C20, Class ASB, 3.64%, 05/15/47	363	372,150
Series 2014-C22, Class A3, 3.53%, 09/15/57	150	151,734
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	423,859
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	509,168
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	105,521
Series 2014-C24, Class C, 4.29%, 11/15/47(a)	100	99,230
Series 2014-LC14, Class ASB, 3.52%, 03/15/47	137	140,568

		227,929,034

Total Collaterized Mortgage Obligations — 60.0% (Cost: $220,846,503)		227,929,034

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 39.4%
Federal National Mortgage Association
Series 2010-M4, Class A3, 3.82%, 06/25/20	$59	$59,073
Series 2011-M1, Class A3, 3.76%, 06/25/21	515	520,965
Series 2011-M4, Class A2, 3.73%, 06/25/21	858	870,111
Series 2012-M17, Class A2, 2.18%, 11/25/22	338	337,462
Series 2012-M2, Class A2, 2.72%, 02/25/22	683	688,870
Series 2012-M8, Class A2, 2.35%, 05/25/22	385	385,462
Series 2012-M9, Class A2, 2.48%, 04/25/22	731	734,485
Series 2013-M12, Class APT, 2.41%, 03/25/23(a)	588	592,384
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	1,420	1,478,075
Series 2013-M4, Class ATS2, 2.61%, 03/25/22(a)	35	35,278
Series 2013-M6, Class 1AC, 3.57%, 02/25/43(a)	300	320,892
Series 2013-M6, Class A2, 3.43%, 02/25/43(a)	300	320,596
Series 2013-M7, Class A2, 2.28%, 12/27/22	690	690,771
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	919	955,484
Series 2014-M11, Class 2A, 3.30%, 08/25/26(a)	697	738,556
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	200	206,815
Series 2014-M3, Class A2, 3.47%, 01/25/24(a)	1,032	1,082,878
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	700	732,136
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	599	599,656
Series 2014-M9, Class A2, 3.10%, 07/25/24(a)	500	519,006
Series 2015-M1, Class A2, 2.53%, 09/25/24	750	758,375
Series 2015-M11, Class A2, 2.83%, 04/25/25(a)	800	822,814
Series 2015-M13, Class A2, 2.71%, 06/25/25(a)	1,000	1,022,203
Series 2015-M2, Class A, 2.62%, 12/25/24	436	442,907
Series 2015-M4, Class AV2, 2.51%, 07/25/22(a)	877	881,117
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,250	1,285,856
Series 2016-M1, Class A1, 2.43%, 01/25/26	99	99,667
Series 2016-M10, Class A1, 2.10%, 07/25/28	804	799,890
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	240	239,913
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	1,994,863
Series 2017-M2, Class A2, 2.79%, 02/25/27(a)	1,000	1,026,966
Series 2017-M3, Class A2, 2.48%, 12/25/26(a)	850	855,052
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,000	1,033,701
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,100	1,145,186
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	1,000	1,038,832
Series 2018-M10, Class A2, 3.38%, 07/25/28(a)	1,040	1,112,973
Series 2018-M13, Class A2, 3.70%, 09/25/30(a)	100	109,688
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	800	835,272
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	2,000	2,168,567
Series 2019-M6, Class A1, 3.30%, 08/01/28	497	523,339
Series 2019-M9, Class A2, 2.94%, 04/25/29	970	1,001,923
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(a)	997	1,009,125
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	500	507,520
Series K015, Class A2, 3.23%, 07/25/21	2,250	2,283,382
Series K017, Class A2, 2.87%, 12/25/21	1,474	1,491,437
Series K018, Class A2, 2.79%, 01/25/22	405	409,201
Series K019, Class A2, 2.27%, 03/25/22	1,500	1,500,791
Series K020, Class A2, 2.37%, 05/25/22	600	602,052
Series K022, Class A2, 2.36%, 07/25/22	1,600	1,606,033
Series K023, Class A2, 2.31%, 08/25/22	1,000	1,002,439
Series K025, Class A2, 2.68%, 10/25/22	1,175	1,191,100
Series K026, Class A2, 2.51%, 11/25/22	1,000	1,008,708
Series K027, Class A2, 2.64%, 01/25/23	1,000	1,013,302
Series K028, Class A2, 3.11%, 02/25/23	1,710	1,758,456
Series K029, Class A2, 3.32%, 02/25/23	1,000	1,035,717
Series K030, Class A1, 2.78%, 09/25/22	377	379,002

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K030, Class A2, 3.25%, 04/25/23(a)	$1,000	$1,033,934
Series K032, Class A1, 3.02%, 02/25/23	352	356,079
Series K032, Class A2, 3.31%, 05/25/23(a)	180	186,959
Series K033, Class A1, 2.87%, 02/25/23	555	561,237
Series K033, Class A2, 3.06%, 07/25/23(a)	1,000	1,030,235
Series K034, Class A2, 3.53%, 07/25/23(a)	1,000	1,047,349
Series K035, Class A2, 3.46%, 08/25/23(a)	500	522,236
Series K036, Class A2, 3.53%, 10/25/23(a)	650	682,096
Series K037, Class A2, 3.49%, 01/25/24	1,150	1,207,525
Series K038, Class A1, 2.60%, 10/25/23	566	568,934
Series K040, Class A2, 3.24%, 09/25/24	1,250	1,307,416
Series K041, Class A2, 3.17%, 10/25/24	1,250	1,304,040
Series K043, Class A2, 3.06%, 12/25/24	1,000	1,038,901
Series K044, Class A2, 2.81%, 01/25/25	1,250	1,283,432
Series K046, Class A2, 3.21%, 03/25/25	1,285	1,346,243
Series K048, Class A1, 2.69%, 12/25/24	408	413,031
Series K048, Class A2, 3.28%, 06/25/25(a)	1,000	1,052,701
Series K049, Class A2, 3.01%, 07/25/25	1,000	1,038,966
Series K050, Class A2, 3.33%, 08/25/25(a)	1,050	1,109,436
Series K051, Class A2, 3.31%, 09/25/25	2,130	2,249,163
Series K052, Class A1, 2.60%, 01/25/25	369	372,681
Series K052, Class A2, 3.15%, 11/25/25	800	838,266
Series K054, Class A2, 2.75%, 01/25/26	1,700	1,742,595
Series K055, Class A2, 2.67%, 03/25/26	1,250	1,276,387
Series K056, Class A2, 2.53%, 05/25/26	1,560	1,578,542
Series K058, Class A1, 2.34%, 07/25/26	1,382	1,383,772
Series K058, Class A2, 2.65%, 08/25/26	1,507	1,536,727
Series K059, Class A2, 3.12%, 09/25/26(a)	1,200	1,259,387
Series K060, Class A2, 3.30%, 10/25/26	2,341	2,486,137
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,383,425
Series K062, Class A2, 3.41%, 12/25/26	1,000	1,069,520
Series K063, Class A2, 3.43%, 01/25/27(a)	2,600	2,781,330
Series K064, Class A1, 2.89%, 10/25/26	1,184	1,216,822
Series K064, Class A2, 3.22%, 03/25/27	325	343,360
Series K065, Class A1, 2.86%, 10/25/26	1,144	1,173,342
Series K065, Class A2, 3.24%, 04/25/27	1,570	1,661,133
Series K066, Class A2, 3.12%, 06/25/27	1,400	1,469,919
Series K067, Class A1, 2.90%, 03/25/27	956	983,564
Series K067, Class A2, 3.19%, 07/25/27	600	633,008
Series K068, Class A2, 3.24%, 08/25/27	1,000	1,059,104
Series K069, Class A2, 3.19%, 09/25/27(a)	1,179	1,244,567
Series K070, Class A2, 3.30%, 11/25/27(a)	1,500	1,595,812
Series K071, Class A2, 3.29%, 11/25/27	1,000	1,062,899
Series K072, Class A2, 3.44%, 12/25/27	1,450	1,558,588
Series K073, Class A2, 3.35%, 01/25/28	500	533,595
Series K074, Class A1, 3.60%, 09/25/27	982	1,044,224
Series K074, Class A2, 3.60%, 01/25/28	1,000	1,085,462
Series K075, Class A2, 3.65%, 02/25/28(a)	1,000	1,089,095
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,216,948
Series K077, Class A2, 3.85%, 05/25/28(a)	1,450	1,602,742
Series K078, Class A2, 3.85%, 06/25/28	1,000	1,105,333
Series K079, Class A2, 3.93%, 06/25/28	1,750	1,946,290
Series K080, Class A2, 3.93%, 07/25/28(a)	700	778,887
Series K081, Class A2, 3.90%, 08/25/28(a)	500	555,619
Series K083, Class A2, 4.05%, 09/25/28(a)	1,000	1,123,488
Series K085, Class A2, 4.06%, 10/25/28(a)	2,000	2,250,442

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K087, Class A2, 3.77%, 12/25/28	$1,300	$1,434,043
Series K088, Class A2, 3.69%, 01/25/29	2,000	2,194,959
Series K089, Class A2, 3.56%, 01/25/29	2,650	2,881,532
Series K090, Class A2, 3.42%, 02/25/29	500	538,437
Series K091, Class A2, 3.51%, 03/25/29	1,500	1,626,639
Series K092, Class A2, 3.30%, 04/25/29	1,000	1,068,200
Series K1510, Class A2, 3.72%, 01/25/31	250	276,525
Series K1510, Class A3, 3.79%, 01/25/34	500	556,479
Series K-1512, Class A2, 2.99%, 05/25/31	230	237,579
Series K-1512, Class A3, 3.06%, 04/25/34	450	463,730
Series K152, Class A2, 3.08%, 01/25/31	250	260,185
Series K153, Class A3, 3.12%, 10/25/31(a)	500	521,890
Series K154, Class A2, 3.42%, 04/25/32	500	538,838
Series K154, Class A3, 3.46%, 11/25/32	345	372,764
Series K157, Class A2, 3.99%, 05/25/33(a)	1,000	1,131,849
Series K159, Class A2, 3.95%, 11/25/30(a)	833	940,159
Series K159, Class A3, 3.95%, 11/25/33(a)	1,000	1,130,553
Series K715, Class A2, 2.86%, 01/25/21	1,477	1,481,239
Series K717, Class A2, 2.99%, 09/25/21	1,250	1,261,071
Series K720, Class A1, 2.32%, 11/25/21	459	457,884
Series K720, Class A2, 2.72%, 06/25/22	800	808,120
Series K721, Class A2, 3.09%, 08/25/22(a)	2,000	2,038,979
Series K723, Class A2, 2.45%, 08/25/23	455	458,629
Series K724, Class A2, 3.06%, 11/25/23(a)	1,400	1,444,438
Series K725, Class A2, 3.00%, 01/25/24	1,000	1,031,483
Series K728, Class A2, 3.06%, 08/25/24(a)	1,000	1,035,406
Series K729, Class A1, 2.95%, 02/25/24	958	973,286
Series K729, Class A2, 3.14%, 10/25/24	1,000	1,039,582
Series K730, Class A2, 3.59%, 01/25/25(a)	1,000	1,062,418
Series K731, Class A2, 3.60%, 02/25/25(a)	1,000	1,061,575
Series K732, Class A2, 3.70%, 05/25/25	1,000	1,070,810
Series K733, Class A2, 3.75%, 08/25/25	1,000	1,076,141
Series K734, Class A2, 3.21%, 02/25/26	1,950	2,047,405
Series KS03, Class A4, 3.16%, 05/25/25(a)	1,000	1,042,862

		149,814,938

Total U.S. Government Agency Obligations — 39.4% (Cost: $145,456,050)		149,814,938

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	2,262	2,262,000

Total Short-Term Investments — 0.6% (Cost: $2,262,000)		2,262,000

Total Investments in Securities — 100.0% (Cost: $368,564,553)		380,005,972

Other Assets, Less Liabilities — (0.0)%		(189,323)

Net Assets — 100.0%		$379,816,649

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® CMBS ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,319	943	2,262	$2,262,000	$20,164	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$227,929,034	$—	$227,929,034
U.S. Government Agency Obligations	—	149,814,938	—	149,814,938
Money Market Funds	2,262,000	—	—	2,262,000

	$2,262,000	$377,743,972	$—	$380,005,972